Income Tax	12 Months Ended
	Dec. 31, 2022	Jul. 31, 2022
Income Tax [Line Items]
Income Tax

Note 9 – Income Tax

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax asset
Start-up costs	$332,019	$80,282
Federal net operating loss	—	36,498
Total deferred tax asset	332,019	116,781
Valuation allowance	(332,019)	(116,781)
Deferred tax asset, net of allowance	$—	$—

The income tax provision (benefit) consists of the following:

	Year Ended December 31,	For the period from February 18, 2021 (inception) through December 31,
	2022	2021
Federal
Current	$253,660	$—
Deferred	(215,237)	(116,781)
State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	215,237	116,781

Income tax provision	$253,660	$—

As of December 31, 2022 and 2021, the Company had $0 and $173,802 in U.S. federal net operating loss carryovers, respectively, which do not expire, and no state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the fiscal year ended December 31, 2022 and for the period from February 18, 2021 (inception) through December 31, 2021, the change in valuation allowance was $215,237 and $116,781, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.0%
State taxes, net of federal tax benefit	—%	—%
Meals and entertainment	—%	—%
Transaction costs	2.2%	2.6%
Change in fair value of warrants	(22.6)%	(25.6)%
Valuation allowance	3.5%	2.0%
Income tax provision	4.1%	—%

The Company’s effective tax rate for the period presented differs from the expected (statutory) rates due to the change in fair value of warrant liabilities, non-deductible offering costs, and the recording of a full valuation allowance on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and Texas and is subject to income tax examinations by various taxing authorities.

DIGERATI TECHNOLOGIES, INC [Member]
Income Tax [Line Items]
Income Tax

NOTE 5 - INCOME TAXES

Digerati files a consolidated tax return. The current tax year is subject to examination by the Internal Revenue Service and certain state taxing authorities. As of July 31, 2022, Digerati had net operating loss carryforwards of approximately $26,356,740 to reduce future federal income tax liabilities; net loss from 2018 and on will be carryforward indefinitely, the net loss carryforwards prior to 2018 started expiring in 2021. Under the enacted Tax Cuts and Jobs Act (TCJA), the new effective Corporate flat tax rate is 21% (effective for tax years beginning after December 31, 2017). Income tax benefit (provision) for the years ended July 31, 2022, and 2021 are as follows:

The effective tax rate for Digerati is reconciled to statutory rates as follows:

	2022	2021
Expected Federal benefit (provision), at statutory rate	21.0%	21.0%
Change in valuation allowance	(21.0)%	(21.0)%
	0.0%	0.0%

Deferred tax assets are comprised of the following as of July 31, 2022 and 2021:

	2022	2021
Net operating loss carryover	$5,534,915	$3,242,773
Valuation allowance	(5,534,915)	(3,242,773)
Total deferred tax asset, net	$-	$-

The change in the valuation allowance for 2022 resulted in an increase of approximately $2,292,142. Management has evaluated and concluded that there are no significant uncertain tax positions requiring recognition in Digerati’s consolidated financial statements. The current year remains open to examination by the major taxing jurisdictions in which Digerati is subject to tax. The Company files a calendar year return, and the net operating loss was adjusted for the fiscal year ended July 31, 2022.

The federal and state NOLs may be subject to certain limitations under Section 382 of the Internal Revenue Code, which could significantly restrict the Company’s ability to use the NOLs to offset taxable income in subsequent years.

We record unrecognized tax benefits as liabilities in accordance with ASC 740 and adjust these liabilities when our judgment changes as a result of the evaluate on new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available.